Share-based compensation - Summary of Valuation Inputs (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
2019 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in dollars per share)		$ 5.59
Dividend yield (%)		0.00%	0.00%
2019 ISOP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in dollars per share)			$ 4.36
Expected life of share options (years)		6.05	5.67
Expected volatility		41.26%	39.84%
Risk free interest rate		(0.63%)	(0.80%)
2019 ISOP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in dollars per share)			$ 4.87
Expected life of share options (years)		6.19	6.43
Expected volatility		41.45%	43.56%
Risk free interest rate		(0.48%)	(0.53%)
2021 EIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend yield (%)	0.00%	0.00%
2021 EIP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in dollars per share)	$ 2.06	$ 16.81
Expected life of share options (years)	5.50	5.50
Expected volatility	62.65%	41.65%
Risk free interest rate	2.42%	0.87%
2021 EIP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in dollars per share)	$ 8.36	$ 18.00
Expected life of share options (years)	7.00	7.00
Expected volatility	69.43%	59.77%
Risk free interest rate	4.00%	1.36%